Report of Independent Registered Public Accounting Firm

To the Board of Directors of VALIC Company I and Shareholders of each of the thirty-six funds listed in Appendix I

In planning and performing our audits of the financial statements of each of the funds listed in Appendix I (constituting VALIC Company I, hereafter collectively referred to as the "Funds") as of and for the year ended May 31, 2026, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.  A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.  A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.  However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of May 31, 2026.

This report is intended solely for the information and use of the Board of Directors of VALIC Company I and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
July 27, 2026

VALIC Company I Appendix I
Aggressive Allocation Lifestyle Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Core Bond Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Real Estate Fund
Global Strategy Fund
Government Securities Fund
Growth Fund
High Yield Bond Fund
Inflation Protected Fund
International Equities Index Fund
International Government Bond Fund
International Growth Fund
International Opportunities Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Nasdaq-100 Index Fund
Science & Technology Fund
Small Cap Core Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Value Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
U.S. Socially Responsible Fund